Financial Risk Management - Schedule of Financial Assets and Liabilities (Details) - USD ($) $ in Millions	Jun. 30, 2018	Jun. 30, 2017
Fair value through profit or loss | Derivative financial liabilities
Disclosure Of Financial Assets And Liabilities [Line Items]
Financial liabilities	$ 16
Financial liabilities at amortised cost | Borrowings
Disclosure Of Financial Assets And Liabilities [Line Items]
Financial liabilities	407	$ 163
Financial liabilities at amortised cost | Other non-current payables
Disclosure Of Financial Assets And Liabilities [Line Items]
Financial liabilities		1
Financial liabilities at amortised cost | Trade and other payables
Disclosure Of Financial Assets And Liabilities [Line Items]
Financial liabilities	56	47
Loans and receivables | Restricted cash
Disclosure Of Financial Assets And Liabilities [Line Items]
Financial assets	9	6
Loans and receivables | Restricted investments
Disclosure Of Financial Assets And Liabilities [Line Items]
Financial assets	2	2
Loans and receivables | Investment in financial assets
Disclosure Of Financial Assets And Liabilities [Line Items]
Financial assets	0
Loans and receivables | Other non-current receivables
Disclosure Of Financial Assets And Liabilities [Line Items]
Financial assets	18	14
Loans and receivables | Derivative financial assets
Disclosure Of Financial Assets And Liabilities [Line Items]
Financial assets	0	0
Loans and receivables | Trade and other receivables
Disclosure Of Financial Assets And Liabilities [Line Items]
Financial assets	45	39
Loans and receivables | Cash and cash equivalents
Disclosure Of Financial Assets And Liabilities [Line Items]
Financial assets	51	95
Available-for-sale financial assets | Restricted cash
Disclosure Of Financial Assets And Liabilities [Line Items]
Financial assets	0	0
Available-for-sale financial assets | Restricted investments
Disclosure Of Financial Assets And Liabilities [Line Items]
Financial assets	0	0
Available-for-sale financial assets | Investment in financial assets
Disclosure Of Financial Assets And Liabilities [Line Items]
Financial assets	1
Available-for-sale financial assets | Other non-current receivables
Disclosure Of Financial Assets And Liabilities [Line Items]
Financial assets	0	0
Available-for-sale financial assets | Derivative financial assets
Disclosure Of Financial Assets And Liabilities [Line Items]
Financial assets	0	0
Available-for-sale financial assets | Trade and other receivables
Disclosure Of Financial Assets And Liabilities [Line Items]
Financial assets	0	0
Available-for-sale financial assets | Cash and cash equivalents
Disclosure Of Financial Assets And Liabilities [Line Items]
Financial assets	0	0
Held-to-maturity financial assets | Restricted cash
Disclosure Of Financial Assets And Liabilities [Line Items]
Financial assets	0	0
Held-to-maturity financial assets | Restricted investments
Disclosure Of Financial Assets And Liabilities [Line Items]
Financial assets	169	137
Held-to-maturity financial assets | Investment in financial assets
Disclosure Of Financial Assets And Liabilities [Line Items]
Financial assets	0
Held-to-maturity financial assets | Other non-current receivables
Disclosure Of Financial Assets And Liabilities [Line Items]
Financial assets	0	0
Held-to-maturity financial assets | Derivative financial assets
Disclosure Of Financial Assets And Liabilities [Line Items]
Financial assets	0	0
Held-to-maturity financial assets | Trade and other receivables
Disclosure Of Financial Assets And Liabilities [Line Items]
Financial assets	0	0
Held-to-maturity financial assets | Cash and cash equivalents
Disclosure Of Financial Assets And Liabilities [Line Items]
Financial assets	0	0
Hedging instruments | Restricted cash
Disclosure Of Financial Assets And Liabilities [Line Items]
Financial assets	0	0
Hedging instruments | Restricted investments
Disclosure Of Financial Assets And Liabilities [Line Items]
Financial assets	0	0
Hedging instruments | Investment in financial assets
Disclosure Of Financial Assets And Liabilities [Line Items]
Financial assets	0
Hedging instruments | Other non-current receivables
Disclosure Of Financial Assets And Liabilities [Line Items]
Financial assets	0	0
Hedging instruments | Derivative financial assets
Disclosure Of Financial Assets And Liabilities [Line Items]
Financial assets	34	105
Hedging instruments | Trade and other receivables
Disclosure Of Financial Assets And Liabilities [Line Items]
Financial assets	0	0
Hedging instruments | Cash and cash equivalents
Disclosure Of Financial Assets And Liabilities [Line Items]
Financial assets	0	0
Fair value through profit or loss financial assets | Restricted cash
Disclosure Of Financial Assets And Liabilities [Line Items]
Financial assets	0	0
Fair value through profit or loss financial assets | Restricted investments
Disclosure Of Financial Assets And Liabilities [Line Items]
Financial assets	66	64
Fair value through profit or loss financial assets | Investment in financial assets
Disclosure Of Financial Assets And Liabilities [Line Items]
Financial assets	0
Fair value through profit or loss financial assets | Other non-current receivables
Disclosure Of Financial Assets And Liabilities [Line Items]
Financial assets	0	0
Fair value through profit or loss financial assets | Derivative financial assets
Disclosure Of Financial Assets And Liabilities [Line Items]
Financial assets	11	36
Fair value through profit or loss financial assets | Trade and other receivables
Disclosure Of Financial Assets And Liabilities [Line Items]
Financial assets	0	0
Fair value through profit or loss financial assets | Cash and cash equivalents
Disclosure Of Financial Assets And Liabilities [Line Items]
Financial assets	$ 0	$ 0